Non-current assets held for sale (Tables)	12 Months Ended
Dec. 31, 2021
Non-current assets classified as held for sale are measured based on the lower amount between their carrying amount and their fair value less cost to sell.

Non-current assets classified as held for sale are measured based on the lower amount between their carrying amount and their fair value less cost to sell.

Breakdown	2021	2020

Properties / lands held for sale	36	78
Extra Hiper Stores (Note 1.1) (*)	1,117	-
Real estate developments held for sale - Éxito	34	31
Assets held for sale	1,187	109

Extra Hiper Stores / Lease liability (Note 1.1)	62	-
Liabilities held for sale	62	-
(*)	R$967 refers to Fixed Assets and R$150 refers to Right of Use - Paes Mendonça